COMBINED CARVE-OUT STATEMENTS OF CHANGES IN NET PARENT INVESTMENT (Predecessor) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	$ 0
Net income	0
Ending balance	0	$ 0
Robin Energy Ltd. Predecessor [Member] | Net Parent Investment [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance		26,882,903	$ 26,353,153	$ 18,339,815
Net income		1,051,403	15,425,465	8,640,325
Net parent investment (Note 1)		(6,822,484)	(14,895,715)	(626,987)
Ending balance	21,111,822	21,111,822	26,882,903	26,353,153
Robin Energy Ltd. Predecessor [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance		26,882,903
Net income		1,051,403	15,425,465	$ 8,640,325
Ending balance	$ 21,111,822	$ 21,111,822	$ 26,882,903